Filed with the Securities and Exchange Commission on December 8, 2011
Registration No. 333-162680 Investment Company Act No. 811-07325

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 117

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
 (Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
 (Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
  (973) 367-1730
(Address and telephone number of depositor's principal executive offices)

J. MICHAEL LOW, ESQ.
Low & Cohen, PLLC
2999 North 44 th Street, Suite 550
Phoenix, Arizona  85018
(602) 648-4040

(Name and Address of Agent for Service of Process)

Copy To:
LYNN K. STONE, ESQ.
VICE PRESIDENT AND CORPORATE COUNSEL
213 Washington Street, Newark, New Jersey 07102-2992 (203) 402-1382

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 28, 2011 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_] on ______ pursuant to paragraph (a)(i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interest in Individual Variable Annuity Contracts.
-----------------------------------------------------------------------------------------------------------------------------------------------------------------

Note:

Registrant is filing this Post-Effective Amendment No. 8 to Registration Statement No. 333-162680 for the purpose of including in the Registration Statement a Prospectus Supplement.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 6 filed with the SEC on April 15, 2011 and Post-Effective Amendment No. 7 filed with the SEC on September 23, 2011, are hereby incorporated by reference. Financial statements for the Depositor and the Registrant, each dated December 31, 2010, are incorporated herein by reference to Post-Effective Amendment No. 6.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 28, 2011
To
Prospectuses dated  May 1, 2011

This supplement should be read and retained with the prospectus for your Annuity.  This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.  If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

We are issuing this supplement to reflect an addition of a new Advanced Series Trust Portfolio.

In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2012; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.  To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2023 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2023 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING PORTFOLIO	Management Fees	Other Expenses*	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses
AST Bond Portfolio 2023	0.64%	0.34%	0.00%	0.00%	0.00%	0.00%	0.98%

*The Portfolio will commence operations on or about January 3, 2012. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2012.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2023 to the Investment Objectives/Policies table as follows:

STYLE/TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/SUB-ADVISOR
ADVANCED SERIES TRUST
FIXED INCOME
AST Bond Portfolio 2023: seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation. The Portfolio is designed to meet the parameters established to support certain living benefits on the Variable Annuity Product that mature on December 31, 2023. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.
Prudential Investment Management Inc.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(b)  Exhibits filed herewith are as follows:

(10) Written Consent Independent Registered Public Accounting Firm, Filed herewith.

(13)(d) Power of Attorney for Yanela C. Frias, Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 8th day of December 2011.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Registrant

By: Pruco Life Insurance Company
Depositor

/s/Stephen Pelletier
Stephen Pelletier
President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
Depositor

By: /s/Stephen Pelletier
Stephen Pelletier
President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                             Title                                                          Date

Stephen Pelletier*                                                        Chief Executive Officer, President
------------------------                                                                   and Director                                                                           December 8, 2011
Stephen Pelletier

Thomas J. Diemer*                                                      Chief Financial Officer, Chief
------------------------                                                      Accounting Officer, Vice President
Thomas J. Diemer                                                                and Director                                                      December 8, 2011

James J. Avery, Jr.*
--------------------------------------                                                                           Director                                                                December 8, 2011
James J. Avery, Jr.

Robert M. Falzon*
--------------------------------------                                                                            Director                                                                December 8, 2011
Robert M. Falzon

Yanela C. Frias*
--------------------------------------                                                                            Director                                                                December 8, 2011
Yanela C. Frias

Bernard J. Jacob*
--------------------------------------                                                                           Director                                                                December 8, 2011
Bernard J. Jacob

By:/s/C. Christopher Sprague
C. Christopher Sprague

*Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney.

Exhibits

(10) Written Consent of Independent Registered Public Accounting Firm

(13)(d) Power of Attorney for Yanela C. Frias